Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Schedule of cash and cash equivalents
	2022		2021	2020
Cash on hand in banks	Ps.	367,076	951,092	629,146
Time deposits		448,568	224,106	20,674
	Ps.	815,644	1,175,198	649,820